Offerings	Oct. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Notes due 2027
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 744,472,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,978.74
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 744,322,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,955.77
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 738,562,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,073.92
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2034
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 732,630,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,165.65
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.